CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (9,231)	$ (1,393)	$ (12,632)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation	27,027	20,154	6,857
Amortization of in-place lease assets	34,616	29,467	7,177
Amortization of deferred costs	2,391	2,074	758
Amortization of mortgage premiums	(988)	(367)	(12)
(Accretion) amortization of market lease and other intangibles, net	(3,273)	(3,237)	172
Bad debt expense	1,071	1,241	0
Fair value adjustments to contingent purchase price consideration	1,787	(13,695)	(672)
Impairment charges	0	4,434	186
Loss (gain) on disposition of land	4	(1,021)	19
Gain on involuntary conversion	(214)	0	0
Share-based compensation	44	43	93
Ineffective portion of derivative	(2)	0	5
Changes in assets and liabilities:
Prepaid expenses and other assets	(6,564)	(15,071)	(4,244)
Accounts payable and accrued expenses	1,272	5,185	5,144
Deferred rent and other liabilities	(489)	2,383	1,193
Restricted cash	127	(339)	(309)
Net cash provided by operating activities	47,578	29,858	3,735
Cash flows from investing activities:
Investments in real estate and other assets	0	(437,642)	(584,018)
Deposits for real estate acquisitions	0	0	(1,344)
Proceeds from disposition of land	496	2,503	543
Proceeds from contingent purchase price consideration	0	15,116	0
Restricted cash	101	(1,020)	(2,142)
Capital expenditures	(10,130)	(7,495)	(1,549)
Net cash used in investing activities	(9,533)	(428,538)	(588,510)
Cash flows from financing activities:
Payments on mortgage notes payable	(1,112)	(598)	(384)
Proceeds from credit facility	0	304,000	0
Payments of financing costs	0	(812)	(7,061)
Proceeds from issuances of common stock	0	0	853,535
Common stock repurchases	(5,051)	(7,429)	(308)
Payments of offering costs and fees related to stock issuances, net	0	(1,176)	(90,112)
Distributions paid	(40,965)	(26,235)	(12,208)
Payments to related party, net	0	0	(1,019)
Net cash (used in) provided by financing activities	(47,128)	267,750	742,443
Net change in cash and cash equivalents	(9,083)	(130,930)	157,668
Cash and cash equivalents, beginning of period	40,033	170,963	13,295
Cash and cash equivalents, end of period	30,950	40,033	170,963
Supplemental Disclosures:
Cash paid for interest	13,023	6,538	3,088
Cash paid for income taxes	111	368	411
Non-Cash Investing and Financing Activities:
Mortgage notes payable assumed or used to acquire investments in real estate	0	42,612	24,232
Premium assumed on mortgage note payable	0	4,839	304
Common stock issued through distribution reinvestment plan	22,037	35,140	14,824
Change in accrued common stock repurchases	(5,026)	4,699	327
Change in capital improvements in accounts payable and accrued expenses	277	(981)	1,284
Change in offering costs in accounts payable and accrued expenses	$ 0	$ (1,180)	$ 1,180